Earnings Per Share ("EPS") (Tables)	12 Months Ended
Jul. 01, 2012
Earnings Per Share ("EPS") [Abstract]
Reconciliation of the components of the basic and diluted per share

	2012			2011			2010
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic EPS	$8,793	3,300	$2.66	$5,418	3,285	$1.65	$3,421	3,271	$1.05

Stock-based compensation		30			38			9

Diluted EPS	$8,793	3,330	$2.64	$5,418	3,323	$1.63	$3,421	3,280	$1.04